Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income
Net income for the year	R$ 187,874	R$ 138,142	R$ 66,054
Items that are or may be reclassified subsequently to profit or loss:
Unrealized income reserve		63
Equity valuation adjustment	(984)
Exchange rate change on goodwill on investee abroad	7,617	4,998
Accumulated translation adjustment	(87,328)	11,626	14,732
Other comprehensive loss for the period, net of taxes	(80,695)	16,687	14,732
Total comprehensive income, net of taxes	107,179	154,829	80,786
Attributable to:
Controlling interest	80,798	147,803	76,431
Non-controlling interest	R$ 26,381	R$ 7,026	R$ 4,355